Average Annual Total Returns	12 Months Ended	35 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	12.82%
Clockwise U.S. Core Equity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	36.64%	11.85%
Performance Inception Date		Jan. 27, 2022
Clockwise U.S. Core Equity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.31%	7.43%
Clockwise U.S. Core Equity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	22.93%	7.35%